STOCKHOLDERS' (DEFICIT) EQUITY - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stock issued	0	0	0
Preferred stock, stock outstanding	0	0	0